Note 22 - Segmented Information - Schedule of Operating Results (Details) - CAD ($)			12 Months Ended
		Feb. 27, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Consulting and professional fees			$ 3,782,000	$ 4,659,000	$ 2,729,000
Acquisition cost			442,000	700,000	3,428,000
General and administrative and travel			2,902,000	2,395,000	1,925,000
Investor relations and marketing			811,000	633,000	1,000,000
Salaries and benefits		$ 134	4,318,000	3,775,000	3,913,000
Share-based payments (Note 14)			1,739,000	1,821,000	1,282,000
Operating loss			13,994,000	13,983,000	16,754,000
Unrealized loss on marketable securities			41,000	(253,000)	(589,000)
Loss on financial derivative liability - Convertible Notes			(4,493,000)	6,683,000	27,686,000
Changes in US Warrants			7,000	1,243,000	1,531,000
Other non-operating expenses			(11,008,000)	(6,472,000)	677,000
Loss before taxes			29,447,000	64,666,000	12,551,000
Gain on financial derivative liability - Convertible Notes (Note 11)			(4,493,000)	6,683,000	27,686,000
Impairment (Note 6)			0	(51,884,000)	0
Refinery, engineering and metallurgical studies			0	0	2,349,000
Refinery, permitting and environmental expenses			0	0	128,000
Other non-operating income			(11,008,000)	(6,472,000)	677,000
Assets			151,447,000	148,692,000	187,524,000	[1]
Liabilities			87,129,000	65,394,000	61,015,000	[1]
Material reconciling items [member]
Statement Line Items [Line Items]
Consulting and professional fees	[1]		3,512,000	4,512,000	2,679,000
Acquisition cost	[1]		0	0	12,000
General and administrative and travel	[1]		2,098,000	2,236,000	1,777,000
Investor relations and marketing	[1]		811,000	633,000	1,000,000
Salaries and benefits	[1]		2,771,000	1,992,000	3,258,000
Share-based payments (Note 14)	[1]		1,739,000	1,821,000	1,282,000
Operating loss	[1]		10,931,000	11,194,000	10,008,000
Unrealized loss on marketable securities	[1]		41,000	(253,000)	(589,000)
Loss on financial derivative liability - Convertible Notes	[1]		(4,493,000)	6,683,000	27,686,000
Changes in US Warrants	[1]		7,000	1,243,000	1,531,000
Other non-operating expenses	[1]		(11,008,000)	(6,472,000)	677,000
Loss before taxes	[1]		26,384,000	9,993,000	19,297,000
Gain on financial derivative liability - Convertible Notes (Note 11)	[1]		(4,493,000)	6,683,000	27,686,000
Impairment (Note 6)	[1]			0
Refinery, engineering and metallurgical studies	[1]				0
Refinery, permitting and environmental expenses	[1]				0
Other non-operating income	[1]		(11,008,000)	(6,472,000)	677,000
Assets			5,737,000	3,250,000	8,443,000	[1]
Liabilities			83,335,000	56,384,000	43,172,000	[1]
Refinery segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Consulting and professional fees			270,000	69,000	47,000
Acquisition cost			0	0	0
General and administrative and travel			804,000	156,000	138,000
Investor relations and marketing			0	0	0
Salaries and benefits			1,547,000	1,783,000	655,000
Share-based payments (Note 14)			0	0	0
Operating loss			2,621,000	2,008,000	3,317,000
Unrealized loss on marketable securities			0	0	0
Loss on financial derivative liability - Convertible Notes			0	0	0
Changes in US Warrants			0	0	0
Other non-operating expenses			0	0	0
Loss before taxes			2,621,000	53,892,000	(3,317,000)
Gain on financial derivative liability - Convertible Notes (Note 11)			0	0	0
Impairment (Note 6)				(51,884,000)
Refinery, engineering and metallurgical studies					2,349,000
Refinery, permitting and environmental expenses					128,000
Other non-operating income			0	0	0
Assets			52,434,000	59,701,000	91,316,000	[1]
Liabilities			3,707,000	8,935,000	17,723,000	[1]
Exploration and evaluation segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Consulting and professional fees	[1]		0	78,000	3,000
Acquisition cost	[1]		442,000	700,000	3,416,000
General and administrative and travel	[1]		0	3,000	10,000
Investor relations and marketing	[1]		0	0	0
Salaries and benefits	[1]		0	0	0
Share-based payments (Note 14)	[1]		0	0	0
Operating loss	[1]		442,000	781,000	3,429,000
Unrealized loss on marketable securities	[1]		0	0	0
Loss on financial derivative liability - Convertible Notes	[1]		0	0	0
Changes in US Warrants	[1]		0	0	0
Other non-operating expenses	[1]		0	0	0
Loss before taxes	[1]		442,000	781,000	(3,429,000)
Gain on financial derivative liability - Convertible Notes (Note 11)	[1]		0	0	0
Impairment (Note 6)	[1]			0
Refinery, engineering and metallurgical studies	[1]				0
Refinery, permitting and environmental expenses	[1]				0
Other non-operating income	[1]		0	0	0
Assets	[2]		93,276,000	85,741,000	87,765,000	[1]
Liabilities	[2]		$ 87,000	$ 75,000	$ 120,000	[1]

[1]	The Company has reclassified the Exploration and Evaluation assets, liabilities, and results from the Corporate and Other category and comparatives have been updated to reflect this change.
[2]	Total non-current assets comprising of exploration and evaluation assets in the amount of $93,200 ( December 31, 2023 - $85,634 and December 31, 2021 - $87,765) are located in Idaho, USA. All other asses are located in Canada.